Note 30	12 Months Ended
Dec. 31, 2022
Accumulated other comprehensive income [abstract]
Disclosure of Accumulated Other Comprehensive Income [Text Block]	Accumulated other comprehensive income (loss)
The breakdown of the balance under this heading in the consolidated balance sheets is as follows

Accumulated other comprehensive income (loss). Breakdown by concepts (Millions of Euros)
	Notes	2022	2021	2020
Items that will not be reclassified to profit or loss		(1,881)	(2,075)	(2,815)
Actuarial gains (losses) on defined benefit pension plans		(760)	(998)	(1,474)
Non-current assets and disposal groups classified as held for sale		—	—	(65)
Fair value changes of equity instruments measured at fair value through other comprehensive income	13.4	(1,194)	(1,079)	(1,256)
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		72	2	(21)
Items that may be reclassified to profit or loss		(15,550)	(14,401)	(11,541)
Hedge of net investments in foreign operations (effective portion)		(1,408)	(146)	(62)
Mexican peso		(1,751)	(681)	(362)
Turkish lira		358	555	317
Other exchanges		(15)	(19)	(18)
Foreign currency translation		(13,103)	(14,988)	(14,185)
Mexican peso		(2,813)	(4,503)	(5,220)
Turkish lira		(6,601)	(6,607)	(4,960)
Argentine peso		(869)	(1,024)	(1,247)
Venezuela Bolívar		(1,850)	(1,858)	(1,860)
Other exchanges		(971)	(995)	(898)
Hedging derivatives. Cash flow hedges (effective portion)		(458)	(533)	10
Fair value changes of debt instruments measured at fair value through other comprehensive income	13.4	(562)	1,274	2,069
Non-current assets and disposal groups classified as held for sale (1)		—	—	644
Share of other recognized income and expense of investments in joint ventures and associates		(18)	(9)	(17)
Total		(17,432)	(16,476)	(14,356)
(1) Corresponds mainly to BBVA USA in 2020 (see Notes 3 and 21).
The balances recognized under these headings are presented net of tax.
The main changes in 2022 are explained by the depreciation against the euro of some of the currencies of the main geographies where the Group operates against the euro such as the Argentine peso (38.3%), the Turkish lira (23.7%) and the Colombian peso (12.1%), partially offset by the appreciation against the euro of the Mexican peso (11.0%) and Peruvian sol (11.0%), and the application of IAS 29 in Turkey (see Note 2.2.19) and the recognition under "Foreign currency translation" of the 36.12% acquired from minority interests (see Note 3).